Consolidated Interim Statements of the Financial Position - CAD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash	$ 2,183,463	$ 2,392,871	$ 3,025,350
Funds held in escrow			2,484,634
Amounts receivable	137,310	227,804	196,828
Prepaid expenses	573,229	825,563	40,240
Total Current Assets	2,894,002	3,446,238	5,747,052
Intangible assets	45,433,153	45,139,683	1,300,429
Property and equipment	1,226,510	1,317,287	443,241
Total Assets	49,553,665	49,903,208	7,490,722
Liabilities
Trade payables and accrued liabilities	229,865	191,455	180,598
Deferred revenue	17,858	219,068	30,046
Long term loan – current portion	44,635	47,740	49,207
Total Current Liabilities	292,358	458,263	259,851
Long term loan	48,193	88,231	143,444
Liabilities for employee benefits	81,402	86,015	87,058
Total Liabilities	421,953	632,509	490,353
Shareholders’ equity
Share capital	57,950,708	54,806,522	10,843,471
Share purchase warrants reserve	639,879	639,879	639,879
Shares to be issued	30,799	41,875	81,967
Share-based payment reserve	665,910	570,446	550,517
Translation differences reserve	(27,014)	15,746	27,455
Capital reserve for re-measurement of defined benefit plan	16,020	13,279	9,444
Deficit	(10,144,590)	(6,817,048)	(5,152,364)
Total equity	49,131,712	49,270,699	7,000,369
Total Liabilities and Shareholders’ Equity	$ 49,553,665	$ 49,903,208	$ 7,490,722